Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Other Non-Current Liabilities

(€‘000)	As at December 31,
	2022	2021
Onerous contracts - non-current liabilities	124	—
Other non-current liabilities	134	164

Total Other non-current liabilities	258	164